Acquisitions, Investments and Disposals: Fair values of net assets acquired, Donau Commodities SRL and Laminorul S.A. (Tables)	12 Months Ended
Dec. 31, 2011
Fair values of net assets acquired, Donau Commodities SRL and Laminorul S.A.:
Fair values of net assets acquired, Donau Commodities SRL and Laminorul S.A.

February 25, 2010
Cash and cash equivalents	812
Other current assets	22,108
Property, plant and equipment	36,380
Other non-current assets	365
Current liabilities	(30,332)
Deferred income taxes	(5,197)
Non-current liabilities	(4,779)
Fair value of net assets acquired	19,357
Non-controlling interest	(1,760)
Gain from bargain purchase	(5,746)
Total investment	11,851